Share Capital Authorized and Issued - Narrative (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2026	Sep. 30, 2025	Sep. 30, 2026	Sep. 30, 2025	Feb. 20, 2026
Capital Unit [Line Items]
Common stock, dividends, per share, declared (in dollars per share)	$ 0.15	$ 0.15	$ 0.45	$ 0.35
Treasury stock, shares, acquired (in shares)	3,383,048	1,835,063	17,707,715	8,758,179
Treasury stock, value, acquired, cost method	$ 83.0	$ 31.9	$ 362.5	$ 142.7
Unutilized amount of the share repurchase authorization	$ 56.1		$ 56.1
Program
Capital Unit [Line Items]
Stock repurchase program, authorized amount					$ 400.0
Pine Brook Feal Intermediate L.P
Capital Unit [Line Items]
Treasury stock, shares, acquired (in shares)	1,402,800		2,842,800
Treasury stock, value, acquired, cost method	$ 35.0		$ 66.7
CVC Falcon Holdings Limited
Capital Unit [Line Items]
Treasury stock, shares, acquired (in shares)			8,597,170
Treasury stock, value, acquired, cost method			$ 163.3
Fidelis Partnership
Capital Unit [Line Items]
Treasury stock, shares, acquired (in shares)	334,085	180,071	1,709,032	857,794
Treasury stock, value, acquired, cost method	$ 8.2	$ 3.1	$ 35.0	$ 14.0
Repurchase mechanism percentage			9.8752%